Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Debt	$ 183,490	$ 163,490	$ 163,490
Convertible Notes Payable Convertible on Basis of $0.01 of Debt to 1 Common Share [Member]
Convertible Debt	85,000	85,000	85,000
Convertible Notes Payable Convertible on Basis of $0.005 of Debt to 1 Common Share [Member]
Convertible Debt	30,000	10,000	10,000
Convertible Notes Payable Convertible on Basis of $0.015 of Debt to 1 Common Share [Member]
Convertible Debt		25,000	25,000
Convertible Notes Payable Convertible on Basis of $0.05 of Debt to 1 Common Share [Member]
Convertible Debt	48,490	23,490	23,490
Convertible Notes Payable Convertible on Basis of $0.04 of Debt to 1 Common Share [Member]
Convertible Debt	$ 20,000	$ 20,000	$ 20,000